Leases - Additional Information (Details) - EUR (€)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Presentation of leases for lessee [abstract]
Percentage of lease payments for buildings	10.00%
Variable lease payments amount	€ 0	€ 0	€ 0
Short term lease payment	€ 0	€ 0	€ 0